CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 10,932,000	$ 15,506,000
Total Current Assets	60,199,000	40,691,000
TOTAL ASSETS	223,766,000	203,335,000
Current liabilities
Accrued expenses		4,834,000
Total Current Liabilities	75,282,000	48,450,000
Deferred tax liability	604,000	512,000
TOTAL LIABILITIES	259,706,000	230,160,000
Commitments and Contingencies
Shareholders' Deficit
Additional paid-in capital	163,626,000	163,465,000
Accumulated deficit	(199,121,000)	(190,017,000)
Total Shareholders' Deficit	(35,940,000)	(26,825,000)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	223,766,000	203,335,000
ITHAX ACQUISITION CORP.
Current assets
Cash	156,703	525,204
Prepaid expenses	34,708	23,750
Cash and marketable securities held in Trust Account	241,937,059
Total Current Assets	242,128,470	548,954
Cash and marketable securities held in Trust Account		241,600,623
TOTAL ASSETS	242,128,470	242,149,577
Current liabilities
Accrued expenses	682,972	211,548
Deferred business combination fees payable	7,032,982
Deferred underwriting fee payable	9,082,500
Accounts payable and accrued expenses		211,548
Total Current Liabilities	16,798,454	211,548
Deferred underwriting fee payable		9,082,500
Warrant liabilities	3,599,625	6,702,750
TOTAL LIABILITIES	20,398,079	15,996,798
Commitments and Contingencies
Shareholders' Deficit
Preference shares, $0.001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(20,213,381)	(15,454,557)
Total Shareholders' Deficit	(20,206,668)	(15,447,844)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	242,128,470	242,149,577
ITHAX ACQUISITION CORP. | Class A Common Stock Subject to Redemption
Current liabilities
Class A ordinary shares subject to possible redemption; 24,150,000 shares at redemption value as of June 30, 2022 and December 31, 2021	241,937,059	241,600,623
ITHAX ACQUISITION CORP. | Class A Common Stock Not Subject to Redemption
Shareholders' Deficit
Common stock	675	675
ITHAX ACQUISITION CORP. | Class B Common Stock
Shareholders' Deficit
Common stock	$ 6,038	$ 6,038